UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Patrick F. Quan

The Growth Fund of America

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America® Investment portfolio May 31, 2013 unaudited

Common stocks 90.98%
		Value
Consumer discretionary 19.85%	Shares	(000)

Amazon.com, Inc.[1]	15,732,600	$4,232,541
Home Depot, Inc.	39,950,200	3,142,483
Comcast Corp., Class A	39,525,578	1,586,952
Comcast Corp., Class A, special nonvoting shares	14,000,000	543,200
NIKE, Inc., Class B	24,150,000	1,489,089
News Corp., Class A	36,606,800	1,175,444
Las Vegas Sands Corp.	13,622,000	788,714
DIRECTV[1]	11,675,000	713,693
Johnson Controls, Inc.	18,575,300	693,973
General Motors Co.[1]	20,042,600	679,244
YUM! Brands, Inc.	9,665,000	654,804
lululemon athletica inc.[1,2]	7,637,760	594,294
Time Warner Inc.	8,210,000	479,218
CBS Corp., Class B	9,560,000	473,220
Tesla Motors, Inc.[1]	4,690,500	458,543
Liberty Media Corp., Class A1	3,391,290	423,436
Time Warner Cable Inc.	4,298,000	410,502
Nikon Corp.[3]	15,668,000	409,344
Naspers Ltd., Class N3	4,490,000	329,907
Toyota Motor Corp.[3]	5,320,000	313,814
Virgin Media Inc.	6,150,000	305,409
Walt Disney Co.	4,655,000	293,637
AutoNation, Inc.[1]	6,000,000	277,980
Marriott International, Inc., Class A	6,143,059	258,070
Fast Retailing Co., Ltd.[3]	700,000	235,358
Lowe’s Companies, Inc.	5,400,000	227,394
Sands China Ltd.[3]	42,640,800	226,215
priceline.com Inc.[1]	267,000	214,649
Toll Brothers, Inc.[1]	5,625,000	192,206
Wynn Resorts, Ltd.	1,395,000	189,567
Industria de Diseño Textil, SA3	1,370,000	169,805
D.R. Horton, Inc.	6,685,000	162,847
Viacom Inc., Class B	2,382,000	156,950
Expedia, Inc.	2,577,000	148,074
BorgWarner Inc.[1]	1,800,000	145,926
Bayerische Motoren Werke AG3	1,385,500	132,459
Tiffany & Co.	1,640,000	127,559
Weight Watchers International, Inc.	2,780,000	127,463
British Sky Broadcasting Group PLC[3]	10,705,000	126,791
Darden Restaurants, Inc.	2,443,000	126,547
Starbucks Corp.	2,000,000	126,140
Nordstrom, Inc.	2,025,000	119,110
Harley-Davidson, Inc.	2,028,500	110,634
Volkswagen AG, nonvoting preferred[3]	505,000	110,131
Mattel, Inc.	2,420,000	108,295
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Daimler AG3	1,543,000	$ 98,937
Swatch Group Ltd, non-registered shares[3]	120,000	68,122
Carnival Corp., units	2,000,000	66,200
Burberry Group PLC[3]	2,725,000	59,393
Kia Motors Corp.[3]	950,000	49,395
Li & Fung Ltd.[3]	34,030,000	47,309
Hyundai Motor Co.[3]	170,000	31,717
Ctrip.com International, Ltd. (ADR)[1]	730,000	22,739
		24,455,443
Information technology 16.44%

Google Inc., Class A1	4,587,336	3,992,863
Microsoft Corp.	50,454,300	1,759,846
Oracle Corp.	46,210,000	1,560,050
ASML Holding NV (New York registered)	8,767,040	712,497
ASML Holding NV3	4,042,648	333,341
Texas Instruments Inc.	22,109,800	793,521
Accenture PLC, Class A	9,250,000	759,517
Taiwan Semiconductor Manufacturing Co. Ltd.[3]	161,646,000	587,981
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8,210,000	153,199
Visa Inc., Class A	3,755,000	668,916
Avago Technologies Ltd.[2]	17,262,820	650,981
salesforce.com, inc.[1]	12,607,724	533,685
Apple Inc.	1,160,000	521,629
Murata Manufacturing Co., Ltd.[3]	6,374,300	483,485
Adobe Systems Inc.[1]	11,172,800	479,425
Intuit Inc.	8,145,000	475,994
Motorola Solutions, Inc.	7,500,000	434,700
Rackspace Hosting, Inc.[1,2]	10,545,800	395,784
Samsung Electronics Co. Ltd.[3]	284,000	382,995
Broadcom Corp., Class A	10,233,000	367,467
ARM Holdings PLC[3]	22,235,000	324,597
Baidu, Inc., Class A (ADR)[1]	3,109,000	300,454
EMC Corp.[1]	11,410,000	282,512
Altera Corp.	8,500,000	282,115
KLA-Tencor Corp.	5,000,000	281,450
Automatic Data Processing, Inc.	3,650,000	250,828
Concur Technologies, Inc.[1]	2,790,000	225,237
Facebook, Inc., Class A1	8,957,220	218,108
International Business Machines Corp.	1,000,000	208,020
Linear Technology Corp.	5,215,000	195,562
SINA Corp.[1]	3,300,000	190,410
Maxim Integrated Products, Inc.	5,902,120	174,053
TE Connectivity Ltd.	3,573,000	158,605
MasterCard Inc., Class A	265,000	151,116
Amphenol Corp., Class A	1,904,000	148,322
Mail.Ru Group Ltd. (GDR)[3]	4,265,910	118,825
Mail.Ru Group Ltd. (GDR)[3,4]	860,490	23,968
Gemalto NV3	1,690,000	141,899
Flextronics International Ltd.[1]	17,293,916	129,013
National Instruments Corp.	4,105,010	116,582
Dolby Laboratories, Inc., Class A	2,650,000	92,750
FactSet Research Systems, Inc.	765,000	75,115
Common stocks
		Value
Information technology (continued)	Shares	(000)

Nokia Corp. (ADR)[1]	13,089,474	$ 45,028
Nokia Corp.[1,3]	1,000,000	3,437
MercadoLibre, Inc.	350,000	40,117
Analog Devices, Inc.	450,407	20,687
Compuware Corp.[1]	878,700	9,868
Infineon Technologies AG3	154,325	1,311
		20,257,865
Health care 15.83%

Gilead Sciences, Inc.[1,2]	85,563,100	4,661,478
UnitedHealth Group Inc.	27,406,000	1,716,438
Allergan, Inc.	12,407,900	1,234,462
Express Scripts Holding Co.[1]	16,170,000	1,004,480
Biogen Idec Inc.[1]	4,112,000	976,559
Intuitive Surgical, Inc.[1]	1,915,643	953,090
Alexion Pharmaceuticals, Inc.[1,2]	9,762,000	952,185
Regeneron Pharmaceuticals, Inc.[1]	3,518,861	851,107
Vertex Pharmaceuticals Inc.[1]	10,210,500	820,005
Amgen Inc.	8,149,600	819,279
Edwards Lifesciences Corp.[1,2]	9,232,700	613,605
BioMarin Pharmaceutical Inc.[1,2]	8,983,293	563,252
Merck & Co., Inc.	10,317,700	481,837
St. Jude Medical, Inc.	10,385,000	448,944
Illumina, Inc.[1]	6,216,900	437,172
Stryker Corp.	5,407,616	359,012
Bristol-Myers Squibb Co.	7,500,000	345,075
Hologic, Inc.[1,2]	15,654,300	324,827
Grifols, SA, Class A1,3	3,989,000	145,977
Grifols, SA, Class B (ADR)	4,628,000	126,159
Grifols, SA, Class B3	761,185	20,449
Thermo Fisher Scientific Inc.	3,199,300	282,498
Celgene Corp.[1]	1,855,000	229,371
Aetna Inc.	3,450,000	208,311
Baxter International Inc.	2,844,100	200,026
Boston Scientific Corp.[1]	20,508,800	189,501
Forest Laboratories, Inc.[1]	4,110,000	163,373
Zimmer Holdings, Inc.	1,780,000	139,748
Fresenius SE & Co. KGaA[3]	815,000	96,474
Novo Nordisk A/S, Class B3	600,000	96,324
Incyte Corp.[1]	2,041,700	45,265
		19,506,283
Energy 10.03%

EOG Resources, Inc.[2]	14,871,537	1,919,915
Noble Energy, Inc.	16,122,000	929,433
FMC Technologies, Inc.[1,2]	16,479,100	917,227
Schlumberger Ltd.	12,360,000	902,651
Pioneer Natural Resources Co.	5,785,000	802,264
Apache Corp.	9,635,500	791,364
Suncor Energy Inc.	19,162,520	581,298
Southwestern Energy Co.[1]	10,325,000	389,149
Canadian Natural Resources, Ltd.	12,970,000	386,567
Cobalt International Energy, Inc.[1]	14,716,200	381,738
Common stocks
		Value
Energy (continued)	Shares	(000)

Baker Hughes Inc.	8,170,000	$ 371,572
Concho Resources Inc.[1]	4,287,506	358,693
Devon Energy Corp.	5,959,900	338,820
Technip SA3	2,670,000	294,923
Enbridge Inc.	6,795,000	294,739
Core Laboratories NV	2,005,000	276,209
Kinder Morgan, Inc.	7,257,400	275,636
CONSOL Energy Inc.	7,235,000	250,910
Denbury Resources Inc.[1]	13,202,500	242,266
Pacific Rubiales Energy Corp.	10,421,000	220,130
Murphy Oil Corp.	3,256,000	206,170
Royal Dutch Shell PLC, Class B (ADR)	2,520,000	173,452
BG Group PLC[3]	7,475,000	136,044
Tourmaline Oil Corp.[1]	3,250,000	132,288
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,589,200	63,780
Ultra Petroleum Corp.[1]	5,606,000	127,705
BP PLC[3]	9,720,000	69,574
BP PLC (ADR)	1,138,700	48,862
Chevron Corp.	935,000	114,771
Cimarex Energy Co.	1,433,600	100,553
Cameron International Corp.[1]	1,158,700	70,530
Ophir Energy PLC[1,3]	10,780,000	63,990
Talisman Energy Inc.	3,250,000	37,960
Oceaneering International, Inc.	433,800	31,442
Range Resources Corp.	360,000	27,065
Laricina Energy Ltd.[1,3,5]	950,000	25,657
		12,355,347
Financials 7.38%

Bank of America Corp.	70,000,000	956,200
Citigroup Inc.	18,229,500	947,752
Goldman Sachs Group, Inc.	5,469,696	886,528
Wells Fargo & Co.	17,972,178	728,772
ACE Ltd.	4,557,100	408,681
American Express Co.	4,480,000	339,181
JPMorgan Chase & Co.	5,841,712	318,899
Charles Schwab Corp.	15,880,000	315,377
Legal & General Group PLC[3]	114,984,892	311,316
American International Group, Inc.[1]	6,800,000	302,328
AIA Group Ltd.[3]	67,400,000	297,440
Berkshire Hathaway Inc., Class B1	2,000,000	228,140
Berkshire Hathaway Inc., Class A1	400	68,520
CME Group Inc., Class A	4,297,419	291,924
American Tower Corp.	3,615,000	281,392
Morgan Stanley	10,000,000	259,000
Fifth Third Bancorp	12,500,000	227,500
ICICI Bank Ltd. (ADR)	4,815,000	216,530
Onex Corp.	4,200,000	198,667
Aon PLC, Class A	2,893,000	184,197
XL Group PLC	5,835,000	183,394
Popular, Inc.[1]	4,080,000	122,400
Agricultural Bank of China, Class H3	250,000,000	115,332
AMP Ltd.[3]	22,673,816	111,222
Common stocks
		Value
Financials (continued)	Shares	(000)

UBS AG3	6,274,666	$ 109,135
McGraw Hill Financial, Inc.	1,860,600	101,496
HDFC Bank Ltd. (ADR)	2,480,000	99,795
BOK Financial Corp.	1,250,000	81,375
U.S. Bancorp	2,025,000	70,996
State Street Corp.	860,933	56,976
W. R. Berkley Corp.	1,310,000	53,671
Toronto-Dominion Bank	605,000	49,013
First Republic Bank	1,110,000	41,248
Deutsche Bank AG3	859,375	40,195
Zions Bancorporation	1,005,000	28,190
Bank of Nova Scotia	450,000	25,626
Credit Suisse Group AG3	479,414	14,218
Moody’s Corp.	200,000	13,288
Weyerhaeuser Co.[1]	422,321	12,594
		9,098,508
Industrials 7.18%

Union Pacific Corp.	8,613,300	1,331,788
Boeing Co.	6,550,000	648,581
CSX Corp.	23,174,801	584,237
Precision Castparts Corp.	2,639,000	564,535
United Continental Holdings, Inc.[1]	16,529,000	536,531
General Dynamics Corp.	5,104,600	393,565
Cummins Inc.	3,039,300	363,591
Nielsen Holdings NV	10,714,551	363,330
European Aeronautic Defence and Space Co. EADS NV3	6,050,171	344,444
Rockwell Collins, Inc.	5,178,700	335,321
United Parcel Service, Inc., Class B	3,710,000	318,689
Ryanair Holdings PLC (ADR)	6,285,000	306,959
KBR, Inc.[2]	7,961,289	287,403
MTU Aero Engines Holding AG3	2,130,000	214,902
Danaher Corp.	3,009,448	186,044
Textron Inc.	6,632,166	178,803
United Technologies Corp.	1,875,000	177,938
Fastenal Co.	3,400,000	177,412
Meggitt PLC[3]	21,900,099	175,287
SGS SA3	75,000	167,741
Deere & Co.	1,795,000	156,362
Delta Air Lines, Inc.[1]	8,165,000	147,052
FedEx Corp.	1,500,000	144,510
Caterpillar Inc.	1,400,000	120,120
Lockheed Martin Corp.	1,000,000	105,830
General Electric Co.	4,250,000	99,110
Norfolk Southern Corp.	1,000,000	76,590
Southwest Airlines Co.	5,000,000	70,850
Bureau Veritas SA3	564,010	65,385
Globaltrans Investment PLC (GDR)[3,4]	2,300,000	35,089
Globaltrans Investment PLC (GDR)[3]	1,433,942	21,877
Honeywell International Inc.	650,000	50,999
Chart Industries, Inc.[1]	523,500	50,926
KONE Oyj, Class B3	540,000	47,472
		8,849,273
Common stocks
		Value
Consumer staples 4.85%	Shares	(000)

Philip Morris International Inc.	21,031,000	$ 1,911,928
Costco Wholesale Corp.	12,918,183	1,416,737
Green Mountain Coffee Roasters, Inc.[1]	6,623,023	484,342
Pernod Ricard SA3	3,661,110	439,648
Kerry Group PLC, Class A3	6,565,824	372,441
Whole Foods Market, Inc.	5,780,000	299,751
CVS/Caremark Corp.	4,999,800	287,888
PepsiCo, Inc.	2,680,000	216,464
Estée Lauder Companies Inc., Class A	2,420,000	164,028
Danone SA3	1,570,000	115,329
Nestlé SA3	1,345,000	88,752
Colgate-Palmolive Co.	1,000,000	57,840
Coca-Cola Co.	1,140,400	45,605
Avon Products, Inc.	1,600,000	37,712
British American Tobacco PLC[3]	650,000	35,699
		5,974,164
Telecommunication services 2.32%

SOFTBANK CORP.[3]	30,497,000	1,525,374
Crown Castle International Corp.[1,2]	15,557,630	1,108,481
Sprint Nextel Corp., Series 1[1]	28,244,788	206,187
Leap Wireless International, Inc.[1]	3,900,000	22,035
Broadview Networks Holdings, Inc.[1,3,5]	893	16
		2,862,093
Materials 2.19%

Praxair, Inc.	4,762,437	544,489
Celanese Corp., Series A2	8,875,000	437,981
LyondellBasell Industries NV, Class A	4,475,000	298,259
Sigma-Aldrich Corp.	3,100,000	259,346
Potash Corp. of Saskatchewan Inc.	5,180,000	217,664
Dow Chemical Co.	6,291,727	216,813
Syngenta AG3	400,000	156,962
Newmont Mining Corp.	3,230,000	110,724
Nitto Denko Corp.[3]	1,350,000	80,600
Steel Dynamics, Inc.	4,150,000	63,661
FMC Corp.	1,000,000	62,710
James Hardie Industries PLC (CDI)[3]	5,460,000	51,584
Nucor Corp.	1,000,000	44,510
Alcoa Inc.	4,800,000	40,800
ArcelorMittal[3]	2,850,000	35,890
United States Steel Corp.	1,982,200	35,065
Cliffs Natural Resources Inc.	1,315,219	23,727
Barrick Gold Corp.	730,000	15,418
		2,696,203
Miscellaneous 4.91%

Other common stocks in initial period of acquisition		6,055,643
Total common stocks (cost: $69,895,784,000)		112,110,822

Warrants 0.20%
		Value
Energy 0.18%	Shares	(000)

Kinder Morgan, Inc., warrants, expire 2017[1]	39,676,600	$ 223,379

Financials 0.02%

Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	21,420

Telecommunication services 0.00%

Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,3,5]	4,414	30
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,3,5]	1,672	10
		40
Total warrants (cost: $146,074,000)		244,839
Convertible securities 0.06%
	Principal amount
Telecommunication services 0.06%	(000)

Clearwire Corp. 8.25% convertible notes 2040[4]	$ 63,755	71,047
Total convertible securities (cost: $63,813,000)		71,047
Bonds, notes & other debt instruments 0.15%

U.S. Treasury bonds & notes 0.08%

U.S. Treasury 0.125% 2015	10,100	10,069
U.S. Treasury 0.25% 2015[6]	90,685	90,601
		100,670
Federal agency bonds & notes 0.04%

Federal Home Loan Bank, Series 2753, 0.28% 2013	50,000	50,018

Telecommunication services 0.03%

LightSquared, Term Loan B, 12.00% 2014[7,8,9,10]	31,780	34,799
Total bonds, notes & other debt instruments (cost: $179,852,000)		185,487

Short-term securities 8.85%

Freddie Mac 0.085%–0.17% due 6/11/2013–4/21/2014	3,120,487	3,119,294
Fannie Mae 0.10%–0.16% due 6/3/2013–2/24/2014	2,394,151	2,393,668
Federal Home Loan Bank 0.075%–0.19% due 6/5/2013–1/2/2014	2,257,191	2,256,877
U.S. Treasury Bills 0.085%–0.18% due 7/11/2013–5/29/2014	1,387,450	1,387,146
Federal Farm Credit Banks 0.14%–0.22% due 6/6/2013–5/27/2014	305,000	304,922
Coca-Cola Co. 0.12%–0.18% due 6/18–12/18/2013[4]	232,450	232,378
Procter & Gamble Co. 0.06%–0.14% due 6/3–11/20/2013[4]	199,400	199,356
Abbott Laboratories 0.10%–0.13% due 6/3–7/18/2013[4]	143,520	143,510
Regents of the University of California 0.12%–0.15% due 7/23–9/24/2013	120,973	120,924
Jupiter Securitization Co., LLC 0.18%–0.24% due 7/29–11/27/2013[4]	70,100	70,041
Chariot Funding, LLC 0.18% due 6/6–6/26/2013[4]	41,900	41,898
Wells Fargo & Co. 0.17% due 6/10–8/16/2013	95,000	94,964
General Electric Capital Corp. 0.10% due 6/10/2013	75,000	74,998
Google Inc. 0.14%–0.17% due 6/4–10/1/2013[4]	74,200	74,177
	Principal amount	Value
Short-term securities	(000)	(000)

Merck & Co. Inc. 0.06%–0.085% due 6/14–7/19/2013[4]	$62,800	$ 62,798
Paccar Financial Corp. 0.15% due 6/6–7/5/2013	59,900	59,891
Chevron Corp. 0.07%–0.11% due 6/3–6/4/2013[4]	59,100	59,100
Walt Disney Co. 0.12% due 6/21/2013[4]	50,000	49,995
Honeywell International Inc. 0.16% due 6/25/2013[4]	39,500	39,495
Wal-Mart Stores, Inc. 0.06% due 6/26/2013[4]	38,400	38,398
Private Export Funding Corp. 0.23% due 11/6/2013[4]	38,000	37,961
Straight-A Funding LLC 0.17% due 6/17/2013[4]	35,000	34,997
NetJets Inc. 0.04% due 6/6/2013[4]	11,300	11,300
Total short-term securities (cost: $10,906,716,000)		10,908,088
Total investment securities (cost: $81,192,239,000)		123,520,283
Other assets less liabilities		(291,214)
Net assets		$123,229,069

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
					appreciation
			Contract amount		(depreciation)
			Receive	Deliver	at 5/31/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Japanese yen	6/10/2013	UBS AG	$188,097	¥18,600,000	$ 2,934
Japanese yen	6/18/2013	Barclays Bank PLC	$121,876	¥12,500,000	(2,566)
Japanese yen	6/28/2013	Bank of New York Mellon	$138,056	¥14,000,000	(1,325)
					$ (957)

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2013, appear below.

						Value
						of affiliates
					Dividend income	at 5/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Gilead Sciences, Inc.[1,2]	48,457,166	55,171,634	18,065,700	85,563,100	$ —	$4,661,478
EOG Resources, Inc.[2]	13,837,152	1,034,385	—	14,871,537	7,714	1,919,915
Crown Castle International Corp.[1,2]	18,177,430	490,000	3,109,800	15,557,630	—	1,108,481
Alexion Pharmaceuticals, Inc.[1,2]	9,250,000	512,000	—	9,762,000	—	952,185
FMC Technologies, Inc.[1]	15,179,100	1,300,000	—	16,479,100	—	917,227
Avago Technologies Ltd.	14,517,620	2,745,200	—	17,262,820	8,006	650,981
Edwards Lifesciences Corp.[1]	8,408,109	1,349,050	524,459	9,232,700	—	613,605
lululemon athletica inc.[1]	3,332,100	4,305,660	—	7,637,760	—	594,294
BioMarin Pharmaceutical Inc.[1]	6,512,500	3,908,893	1,438,100	8,983,293	—	563,252
Celanese Corp., Series A	10,160,000	—	1,285,000	8,875,000	2,130	437,981
Rackspace Hosting, Inc.[1]	4,470,000	6,175,800	100,000	10,545,800	—	395,784
Hologic, Inc.[1]	4,595,000	11,059,300	—	15,654,300	—	324,827

KBR, Inc.	7,401,289	4,150,000	3,590,000	7,961,289	$ 1,712	$ 287,403
Aon PLC, Class A11	18,142,995	—	15,249,995	2,893,000	5,655	—
Flextronics International Ltd.[1,11]	34,040,464	—	16,746,548	17,293,916	—	—
Illumina, Inc.[1,11]	7,246,900	—	1,030,000	6,216,900	—	—
Southwestern Energy Co.[1,11]	16,930,000	1,200,000	7,805,000	10,325,000	—	—
Virgin Media Inc.[11]	18,635,400	—	12,485,400	6,150,000	—	—
					$25,217	$13,427,413

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $12,076,978,000, which represented 9.80% of the net assets of the fund. This amount includes $12,050,451,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,225,508,000, which represented .99% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Laricina Energy Ltd.	6/21/2011	$41,523	$25,657.02%
Broadview Networks Holdings, Inc.,
Series A1, warrants, expire 2020	7/7/2000–3/6/2002	11,176	30.00
Broadview Networks Holdings, Inc.	7/7/2000–3/6/2002	6,199	16.00
Broadview Networks Holdings, Inc.,
Series A2, warrants, expire 2020	7/7/2000–3/6/2002	3,626	10.00
Total restricted securities		$62,524	$25,713.02%

6A portion of this security was pledged as collateral for net losses on unsettled forward currency contracts. The total value of pledged collateral was $362,000, which represented less than .01% of the net assets of the fund.

7Scheduled interest and/or principal payment was not received.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

9Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

10Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $34,799,000, which represented .03% of the net assets of the fund.

11Unaffiliated issuer at 5/31/2013.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2013 (dollars in thousands):

	Investment securities

	Level 1	Level 2*	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$ 22,046,746	$ 2,408,697	$ —	$ 24,455,443
Information technology	17,856,026	2,401,839	—	20,257,865
Health care	19,147,059	359,224	—	19,506,283
Energy	11,765,159	564,531	25,657	12,355,347
Financials	8,099,650	998,858	—	9,098,508
Industrials	7,777,076	1,072,197	—	8,849,273
Consumer staples	4,922,295	1,051,869	—	5,974,164
Telecommunication services	1,336,703	1,525,374	16	2,862,093
Materials	2,371,167	325,036	—	2,696,203
Miscellaneous	4,712,003	1,343,640	—	6,055,643
Warrants	244,799	—	40	244,839
Convertible securities	—	71,047	—	71,047
Bonds & notes	—	185,487	—	185,487
Short-term securities	—	10,908,088	—	10,908,088
Total	$100,278,683	$23,215,887	$25,713	$123,520,283

Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$ 2,934	$—	$ 2,934
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,891)	—	(3,891)
Total	$—	$ (957)	$—	$ (957)

*Securities with a market value of $9,636,453,000, which represented 7.82% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$43,480,665
Gross unrealized depreciation on investment securities	(1,379,689)
Net unrealized appreciation on investment securities	42,100,976
Cost of investment securities for federal income tax purposes	81,419,307

Key to abbreviations and symbol

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

¥ = Japanese yen

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-005-0713O-S37728

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 29, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 29, 2013